Acquisitions - Additional Information (Detail) - USD ($)						3 Months Ended		6 Months Ended
	May 24, 2021	Apr. 14, 2021	Dec. 18, 2020	Dec. 11, 2020	Nov. 16, 2020	Jun. 27, 2021	Mar. 28, 2021	Jun. 27, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Business combination contingent consideration liability current						$ 24,373,000		$ 24,373,000	$ 9,200,000
Business combination contingent consideration adjustment								17,173,000
Payment to acquire business net of cash								54,011,000
Business combination actual revenue of acquire since acquisition date						5,437,000
Business combination actual earnings or loss of acquire since acquisition date								687,000
Business combination transaction costs expensed						2,205,000
Drake Automotive Group LLC [Member]
Business Acquisition [Line Items]
Business combination total consideration transferred				$ 49,104,000
Payment to acquire business				47,104,000
Business combination contingent consideration liability current				2,000,000
Business acquistion intangible assets including goodwill acquired				$ 32,441,000
Payment of contingent consideration financing activities							$ 2,000,000
Business combination assets acquired contractual value of accounts receivable									4,155,000
Drake Automotive Group LLC [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Business combination finite lived intangible assets acquired amortization period				20 years
Simpson Performance Products [Member]
Business Acquisition [Line Items]
Business combination total consideration transferred					$ 117,409,000
Payment to acquire business					110,209,000
Business combination contingent consideration liability current					7,200,000
Business acquistion intangible assets including goodwill acquired					107,618,000
Business combination assets acquired contractual value of accounts receivable									3,894
Business combination contingent consideration payable maximum amount					$ 25,000,000
Simpson Performance Products [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Business combination finite lived intangible assets acquired amortization period					20 years
Simpson Performance Products [Member] | Patents [Member]
Business Acquisition [Line Items]
Business combination finite lived intangible assets acquired amortization period					10 years
Simpson Performance Products [Member] | Acquistion And Restructuring Costs [Member]
Business Acquisition [Line Items]
Business combination contingent consideration adjustment								17,173,000
Simpson Performance Products [Member] | Valuation Technique, Option Pricing Model [Member]
Business Acquisition [Line Items]
Business combination contingent consideration liability current							$ 24,373,000
Detroit Speed [Member]
Business Acquisition [Line Items]
Business combination total consideration transferred			$ 11,297,000
Payment to acquire business			9,297,000
Business acquistion intangible assets including goodwill acquired									4,323,000
Business combination assets acquired contractual value of accounts receivable									$ 418,000
Detroit Speed [Member] | Capital Unit, Class A [Member]
Business Acquisition [Line Items]
Business combination equity interests issued during the period value			$ 2,000,000
Detroit Speed [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Business combination finite lived intangible assets acquired amortization period			10 years
AEM Performance Electronics [Member]
Business Acquisition [Line Items]
Business acquistion intangible assets including goodwill acquired		$ 44,906,000
Business combination assets acquired contractual value of accounts receivable						$ 3,454		3,454
Payment to acquire business net of cash		$ 51,566,000
Business combination transaction costs expensed								$ 2,205,000
AEM Performance Electronics [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Business combination finite lived intangible assets acquired amortization period		20 years
AEM Performance Electronics [Member] | Patents [Member]
Business Acquisition [Line Items]
Business combination finite lived intangible assets acquired amortization period		13 years
Fin Speed LLC [Member]
Business Acquisition [Line Items]
Payment to acquire business net of cash	$ 2,505,000
Business acquistion indefinite lived intangible assets acquired	$ 268,000
Member Units [Member] | Drake Automotive Group LLC [Member]
Business Acquisition [Line Items]
Business combination equity percentage of voting rights acquired				100.00%
Common Stock [Member] | Simpson Performance Products [Member]
Business Acquisition [Line Items]
Business combination equity percentage of voting rights acquired					100.00%